PROPERTY AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 154,199,000	$ 151,067,000
Accumulated depreciation and amortization	(108,251,000)	(102,473,000)
Property and equipment, Net	45,948,000	48,594,000
Depreciation expense	6,700,000	6,700,000	7,600,000
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	14,904,000	14,817,000
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	59,486,000	58,798,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 79,809,000	$ 77,452,000